Related Party Balances and Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2014
Notes payable related parties	$ 59,558		$ 59,558		$ 59,558	$ 59,558
Debt extend maturity term					2 years
Interest expense	1,191		3,573		$ 4,765	4,773
Consulting fees	$ 36,247		$ 144,656		448,409
Majorca Group, Ltd [Member]
Consulting fees					21,776	$ 50,172
Kannabidioid, Inc [Member]
Revenue from related parties					$ 1,030
Former Stockholder [Member] | Uncollateralized [Member]
Percentage of notes payable							8.00%
Notes payable due date							Sep. 30, 2014